Income Taxes - Disclosure of Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current income tax expense	$ 196	$ 125
Deferred income tax recovery	(661)	(65)
Income tax (expense) recovery	$ (465)	$ 60